INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 7 -	INCOME TAXES

A.	The Company

Check-Cap Ltd. is taxed according to Israeli tax laws:

1.	Corporate tax rates in Israel

The Israeli corporate tax rate was 26.5% in the years 2015 and 2014 and 25% from year 2016 onwards.

2.	The Law for the Encouragement of Capital Investments, 1959 (the “Investments Law”)

Under the Investments Law, including Amendment No. 60 to the Encouragement of Capital Investments Law as published in April 2005, by virtue of the “Approved Enterprise” or “Benefited Enterprise” status the Company is entitled to various tax benefits as follows:

a)	Reduced tax rates

The Company has one Benefited Enterprise program under the Investments Law, which entitles it to certain tax benefits with respect to income to be derived from the Company's Benefited Enterprise. During the benefits period, taxable income from its Benefited Enterprise program (once generated) will be tax exempt for a period of ten years commencing with the year the Company will first earn taxable income relating to such enterprise. The Company chose 2010 as the year of election (the "Year of Election"). Due to the location of the Company's offices, the Company believes it is entitled to a 10 year benefit period, subject to a 14 year limitation from the Year of Election, and therefore, the tax benefit period will in any event end in 2023.

b)	Conditions for entitlement to the benefits

The benefits available to a Benefited Enterprise are subject to the fulfillment of conditions stipulated in the Investment Law and its regulations.

c)	Amendment of the Law for the Encouragement of Capital Investments, 1959

The Encouragement of Capital Investments Law was amended as part of the Economic Policy Law for the years 2011-2012, which was passed by the Israeli Knesset on December 29, 2010 (the “Capital Investments Law Amendment”).

The Capital Investments Law Amendment sets alternative benefit tracks to those currently in effect under the provisions of the Encouragement of Capital Investments Law.

Thebenefits granted to the Benefited Enterprises will be unlimited in time, unlike the benefits granted to special Benefited enterprises, which will be limited for a 10-year period. The benefits shall be granted to companies that will qualify under criteria set in the law; for the most part, those criteria are similar to the criteria that were set in the Encouragement of Capital Investments Law prior to its amendment.

Under the transitional provisions of the Encouragement of Capital Investments Law, the Company is entitled to take advantage of the tax benefits available under the Encouragement of Capital Investments Law prior to its amendment until the end of the benefits period, as defined in the Encouragement of Capital Investments Law. The Company will be allowed to set the “year of election” no later than tax year 2012, provided that the minimum qualifying investment was made not later than the end of 2010. On each year during the benefits period, the Company will be able to elect that the Capital Investments Amendment apply to the Company, thereby making the tax rates described above available to the Company. An election to have the Capital Investments Amendment apply is irrecoverable. The Company elected not to have the Capital Investments Amendment apply to the Company.

3.	In accordance with the Income Tax Ordinance, as of December 31, 2015, all of Check-Cap Ltd.'s tax assessments through tax year 2010 are considered final.

4.	The Company did not record current taxes for the years ended December 31, 2013, 2014 and 2015 since it had no taxable income.

5.	The NOL carry-forward of the Company equal to approximately $23.6 million.

B.	Check-Cap U.S. Inc.

1.	Check-Cap U.S. Inc. is taxed according to U.S. tax laws. The Company's income is taxed in the U.S. at the rate of up to 39%.

2.	The NOL carry-forward of Check-Cap U.S. Inc equal to approximately $11.

C.	Deferred income taxes

In assessing the realization of deferred tax assets, the Company considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. Based on the Company's history of losses, the Company established a full valuation allowance.

	December 31,
	2 0 1 5	2 0 1 4

Carry forward tax losses	23,565	16,800
Less valuation allowance	(23,565)	(16,800)
	-	-

D.	Reconciliation of the theoretical tax expense to actual tax expense

The main reconciling item between the statutory tax rate of the Company and the effective rate is the provision for full valuation allowance in respect of tax benefits from carry forward tax losses due to the uncertainty of the realization of such tax benefits (see above).